Unaudited Condensed Consolidated Statements of Comprehensive Income (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Revenue:
Revenues	$ 61,259	$ 53,726
Revenues - related party (Note 4)	33,632	28,008
Total revenues	94,891	81,734
Expenses:
Voyage expenses	3,636	2,882
Voyage expenses - related party (Note 4)	161	160
Vessel operating expenses	24,076	17,522
Vessel operating expenses - related party (Note 4)	7,532	8,496
General and administrative expenses	2,890	5,984
Depreciation and amortization	28,743	24,680
Operating income	27,853	22,010
Non-operating income:
Gain from bargain purchase (Note 3)	0	17,475
Gain on sale of claim (Note 12)	0	32,000
Total non-operating income	0	49,475
Other income / (expense), net:
Interest expense and finance cost	(9,457)	(7,357)
Gain on interest rate swap agreement (Note 8)	0	4
Interest and other income	662	200
Total other expense, net	(8,795)	(7,153)
Net income	19,058	64,332
Preferred unit holders' interest in Partnership's net income	8,004	10,540
General Partner's interest in Partnership's net income	216	1,076
Common unit holders' interest in Partnership's net income	10,838	52,716
Net income per (Note 11):
Common unit basic	$ 0.12	$ 0.76
Weighted-average units outstanding:
Common units basic	88,494,025	68,385,001
Net income per (Note 11):
Common unit diluted	$ 0.12	$ 0.7
Weighted-average units outstanding:
Common units diluted	88,494,025	89,980,394
Comprehensive income:
Partnership's net income	19,058	64,332
Other Comprehensive income:
Unrealized gain on derivative instruments (Note 8)	0	462
Comprehensive income	$ 19,058	$ 64,794